UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
June 30, 2007 (Unaudited)

	Shares or
	Face Amount		Value
		COMMON STOCKS - 62.91%
		Consumer Discretionary - 2.20%
		Auto Components - 0.45%
	35,000	Modine Manufacturing Co.	$791,000

		Hotels Restaurants & Leisure - 0.96%
	20,000	Harrah's Entertainment, Inc.	1,705,200

		Leisure Equipment & Products - 0.79%
	50,000	Eastman Kodak Co.	1,391,500
		Total Consumer Discretionary	3,887,700

		Consumer Staples - 9.73%
		Beverages - 3.28%
	80,000	The Coca-Cola Co.	4,184,800
	25,000	PepsiCo, Inc.	1,621,250
			5,806,050

		Food & Staples Retailing - 1.39%
	40,000	Costco Wholesale Corp.	2,340,800
	3,000	Whole Foods Market, Inc.	114,900
			2,455,700

		Food Products - 3.59%
	70,000	ConAgra Foods, Inc.	1,880,200
	25,000	Del Monte Foods Co.	304,000
	30,000	General Mills, Inc.	1,752,600
	20,000	Kellogg Co.	1,035,800
	25,000	Wm. Wrigley Jr. Co.	1,382,750
			6,355,350

		Household Products - 1.47%
	30,000	Colgate-Palmolive Co.	1,945,500
	10,000	Kimberly-Clark Corp.	668,900
			2,614,400
		Total Consumer Staples	17,231,500

		Energy - 22.05%
		Energy Equipment & Services - 2.56%
	50,000	Patterson-UTI Energy, Inc.	1,310,500
	25,000	Schlumberger Ltd.	2,123,500
	20,000	Weatherford International Ltd. (a)	1,104,800
			4,538,800

		Oil & Gas - 19.49%
	45,000	Anadarko Petroleum Corp.	2,339,550
	25,000	Apache Corp.	2,039,750
	50,000	BP, PLC - ADR	3,607,000
	70,000	ChevronTexaco Corp.	5,896,800
	85,000	ConocoPhillips	6,672,500
	35,000	Exxon Mobil Corp.	2,935,800
	40,000	Frontier Oil Corp.	1,750,800
	25,000	Hess Corp.	1,474,000
	70,000	Marathon Oil Corp.	4,197,200
	40,000	Suncor Energy, Inc.	3,596,800
			34,510,200
		Total Energy	39,049,000

		Financials - 8.75%
		Commercial Banks - 1.26%
	15,000	Marshall & Ilsley Corp.	714,450
	10,000	Northern Trust Corp.	642,400
	21,000	Wilmington Trust Corp.	871,710
			2,228,560

		Diversified Financial Services - 3.15%
	90,000	Citigroup, Inc.	4,616,100
	20,000	JPMorgan Chase & Co.	969,000
			5,585,100

		Insurance - 4.34%
	50,000	The Allstate Corp.	3,075,500
	41,000	The Chubb Corp.	2,219,740
	55,000	Cincinnati Financial Corp.	2,387,000
			7,682,240
		Total Financials	15,495,900

		Health Care - 5.48%
		Health Care Equipment & Supplies - 0.63%
	20,000	Baxter International, Inc.	1,126,800

		Pharmaceuticals - 4.85%
	60,000	Abbott Laboratories	3,213,000
	25,000	Eli Lilly & Co.	1,397,000
	25,000	GlaxoSmithKline, PLC - ADR	1,309,250
	20,000	Johnson & Johnson	1,232,400
	25,000	Wyeth	1,433,500
			8,585,150
		Total Health Care	9,711,950

		Industrials - 8.15%
		Aerospace & Defense - 2.90%
	20,000	Lockheed Martin Corp.	1,882,600
	20,000	Northrop Grumman Corp.	1,557,400
	24,000	United Technologies Corp.	1,702,320
			5,142,320

		Airlines - 0.25%
	30,000	Southwest Airlines Co.	447,300

		Commercial Services & Supplies - 2.64%
	100,000	Pitney Bowes, Inc.	4,682,000

		Industrial Conglomerates - 2.36%
	100,000	General Electric Co.	3,828,000
	5,000	ITT Corp.	341,400
			4,169,400
		Total Industrials	14,441,020

		Information Technology - 5.80%
		Semiconductor & Semiconductor Equipment - 3.80%
	100,000	Applied Materials, Inc.	1,987,000
	200,000	Intel Corp.	4,752,000
			6,739,000

		Software - 2.00%
	120,000	Microsoft Corp.	3,536,400
		Total Information Technology	10,275,400

		Materials - 0.23%
		Metals & Mining - 0.23%
	10,000	Alcoa Inc.	405,300
		Total Materials	405,300

		Utilities - 0.52%
		Electric Utilities - 0.52%
	25,000	OGE Energy Corp.	916,250
		Total Utilities	916,250

		TOTAL COMMON STOCKS (Cost $78,360,762)	111,414,020

		CORPORATE BONDS - 23.97%
		Consumer Discretionary - 6.20%
		Automobiles - 2.24%
		Ford Motor Credit Company
	4,000,000	7.375%, 10/28/2009	3,972,700

		Hotels Restaurants & Leisure - 0.55%
		Circus Circus
	1,000,000	7.625%, 07/15/2013	975,000

		Leisure Equipment & Products - 0.96%
		Eastman Kodak Co.
	1,000,000	7.250%, 11/15/2013	1,005,000
		Mikohn Gaming Corp.
	692,000	11.875%, 08/15/2008	688,540
			1,693,540

		Media - 0.06%
		Fisher Communications, Inc.
	100,000	8.625%, 09/15/2014	107,000

		Specialty Retail - 0.56%
		FTD, Inc.
	1,000,000	7.750%, 02/15/2014	995,000

		Textiles, Apparel & Luxury Goods - 1.83%
		Interface, Inc.
	3,000,000	9.500%, 02/01/2014	3,247,500
		Total Consumer Discretionary	10,990,740

		Consumer Staples - 2.72%
		Food Products - 1.57%
		Pilgrims Pride Corp.
	2,800,000	8.375%, 05/01/2017	2,786,000

		Personal Products - 1.15%
		Elizabeth Arden, Inc.
	2,000,000	7.750%, 01/15/2014	2,025,000
		Total Consumer Staples	4,811,000

		Energy - 5.56%
		Oil & Gas - 5.56%
		Giant Industries, Inc.
	4,000,000	8.000%, 05/15/2014	4,329,200
		United Refining Co.
	5,300,000	10.500%, 08/15/2012	5,512,000
		Total Energy	9,841,200

		Health Care - 4.62%
		Health Care Providers & Services - 2.29%
		Carriage Services, Inc.
	3,000,000	7.875%, 01/15/2015	3,052,500
		Psychiatric Solutions, Inc.
	1,000,000	7.750%, 07/15/2015	993,750
			4,046,250

		Pharmaceuticals - 2.33%
		Warner Chilcott Corp.
	4,000,000	8.750%, 02/01/2015	4,130,000
		Total Health Care	8,176,250

		Industrials - 3.14%
		Commercial Services & Supplies - 2.57%
		Greenbrier Companies, Inc.
	1,500,000	8.375%, 05/15/2015	1,518,750
		Iron Mountain, Inc.
	3,000,000	8.625%, 04/01/2013	3,022,500
			4,541,250

		Diversified Manufacturing - 0.57%
		Blount, Inc.
	1,000,000	8.875%, 08/01/2012	1,015,000
		Total Industrials	5,556,250

		Materials - 1.73%
		Metals & Mining - 1.73%
		Chaparral Steel Co.
	2,800,000	10.000%, 07/15/2013	3,069,500
		Total Materials	3,069,500

		TOTAL CORPORATE BONDS (Cost $40,911,503)	42,444,940

		CONVERTIBLE BONDS - 7.67%
		Consumer Discretionary - 5.59%
		Hotels Restaurants & Leisure - 1.62%
		Magna Entertainment Corp.
	3,000,000	7.250%, 12/15/2009	2,865,000

		Media - 3.97%
		Lions Gate Entertainment Corp.
	3,500,000	2.938%, 10/15/2024	3,902,500
	3,000,000	3.625%, 03/15/2025	3,138,750
			7,041,250
		Total Consumer Discretionary	9,906,250

		Health Care - 2.08%
		Biotechnology - 2.08%
		Amylin Pharmaceuticals, Inc.
	2,700,000	2.500%, 04/15/2011	3,688,875
		Total Health Care	3,688,875

		TOTAL CONVERTIBLE BONDS (Cost $12,103,962)	13,595,125

		SHORT TERM INVESTMENTS - 5.09%
		Investment Company - 0.05%
	87,056	SEI Daily Income Trust Treasury II Fund - Class B	87,056
		Total Investment Company	87,056

		U.S. Treasury Obligations - 5.04%
		Public Finance, Taxation, And Monetary Policy - 5.04%
	3,931,000	0.000%, 07/05/2007	3,929,340
	4,610,000	0.000%, 07/12/2007	4,604,987
	384,000	4.880%, 07/19/2007	383,184
		Total U.S. Treasury Obligations	8,917,511

		TOTAL SHORT TERM INVESTMENTS (Cost $9,004,567)	9,004,567

		Total Investments (Cost $140,380,794) - 99.64%	176,458,652

		Other Assets in Excess of Liabilities - 0.36%	641,936

		TOTAL NET ASSETS - 100.00%	$177,100,588

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at June 30, 2007 was as follows*:

	Cost of investments	$ 140,380,794
	Gross unrealized appreciation	36,859,078
	Gross unrealized depreciation	(781,220)
	Net unrealized appreciation	$ 36,077,858

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Balanced Fund, Inc.

By   /s/ Kent W. Gasaway
      Kent W. Gasaway, President and Treasurer

Date     August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Balanced Fund, Inc.

By  /s/ Kent W. Gasaway
     Kent W. Gasaway, President and Treasurer

Date     August 28, 2007